United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: June 30, 1999
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	August 14, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	89

Form 13F Information Table Value Total:	109831 (X$1000)



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------
Fleetwood Cap CV PFD           PFD CV           339072407      859    20400 SH       SOLE                    13400             13200
KMART CV PFD                   PFD CV           498778208      512     8750 SH       SOLE                     7250              1500
Nuevo Financing CP A           PFD CV           670511203      257     8350 SH       SOLE                     5250              3100
USX CV PFD A                   PFD CV           902905819     1358    27750 SH       SOLE                    14550             18800
Western Gas CV PFD             PFD CV           958259301      397    12300 SH       SOLE                     3800              8500
AGL Resources Inc.             COM              001204106     1846   100100 SH       SOLE                    35700             77400
Abbott Laboratories            COM              002824100      842    18560 SH       SOLE                     8000             10560
Allegheny Energy               COM              017361106     1505    46950 SH       SOLE                    18450             37500
American Express               COM              025816109     5404    41531 SH       SOLE                    15400             31131
American Home Prods.           COM              026609107      292     5097 SH       SOLE                                       5097
American Int'l Group           COM              026874107     1813    15464 SH       SOLE                     5017             10447
American Tower Systems         COM              029912201     1786    74400 SH       SOLE                    15700             58700
Andover Bancorp Inc.           COM              034258103      599    19100 SH       SOLE                     3300             15800
Apache                         COM              037411105     2449    62800 SH       SOLE                    25300             49500
Automatic Data Proc            COM              053015103      383     8700 SH       SOLE                                       8700
AvalonBay REIT                 COM              053484101     2597    70191 SH       SOLE                    23816             53289
BP Amoco PLC ADR               COM              055622104      558     5143 SH       SOLE                     2697              2446
BellSouth                      COM              079860102      382     8292 SH       SOLE                     2000              6292
Berkshire Hathaway CL B        COM              084670207      775      346 SH       SOLE                       42               304
Boston Properties              COM              101121101      714    19900 SH       SOLE                     7000             18900
Cabot Corp                     COM              127055101     1673    69150 SH       SOLE                    25500             52650
Carter Wallace                 COM              146285101     1069    58800 SH       SOLE                    21400             37400
Chase Manhattan                COM              16161A108     1886    21800 SH       SOLE                    13700             12300
Chateau Communities            COM              161726104     1701    56818 SH       SOLE                    21300             43518
Chevron                        COM              166751107      277     2910 SH       SOLE                      800              2110
Cintas Corp                    COM              172908105      571     8500 SH       SOLE                                       8500
Circuit City Stores            COM              172737108      293     3150 SH       SOLE                     1000              2150
Cisco Systems                  COM              17275R102      549     8520 SH       SOLE                     1900              6620
Clear Channel                  COM              184502102      786    11400 SH       SOLE                     1600              9800
Comcast CL A                   COM              200300101      621    17350 SH       SOLE                     3800             13550
Comcast CL A SPL               COM              200300200      690    17950 SH       SOLE                     3800             14150
Connecticut Energy             COM              207567108      713    18500 SH       SOLE                     1700             16800
Constellation Energy Group     COM              210371100      259     8750 SH       SOLE                     1500              7250
Cox Communications             COM              224044107     1430    38850 SH       SOLE                    10000             28850
Deere & Co.                    COM              244199105      415    10600 SH       SOLE                     7000              8600
DuPont                         COM              263534109     2514    36800 SH       SOLE                     5000             31800
Duke-Weeks Realty              COM              264411505     1132    50150 SH       SOLE                    25350             33800
Dun & Bradstreet Corp.         COM              26483B106     2233    63022 SH       SOLE                    26500             45822
EMC Corp.                      COM              268648102      236     4300 SH       SOLE                     1000              3300
Enron Oil & Gas Co.            COM              293562104     2238   110500 SH       SOLE                    38100             84400
Exxon Corp.                    COM              302290101      505     6544 SH       SOLE                                       6544
Ford Motor                     COM              345370100     2505    44388 SH       SOLE                    17000             34288
Furniture Brands               COM              360921100     1494    53600 SH       SOLE                    17200             45400
GTE Corp.                      COM              362320103      904    11978 SH       SOLE                     1500             10478
General Electric               COM              369604103     4375    38719 SH       SOLE                    14800             23919
General Mills                  COM              370334104      805    10012 SH       SOLE                     2453              7559
Grainger W.W.                  COM              384802104      202     3760 SH       SOLE                                       3760
HSB Group Inc.                 COM              40428N109      673    16350 SH       SOLE                     7800              8550
Halliburton Co.                COM              406216101     2167    47900 SH       SOLE                    22900             34000
Haverty Furniture              COM              419596101     3306    93800 SH       SOLE                    37500             70300
Hewlett-Packard                COM              428236103     3102    30870 SH       SOLE                    13700             21170
Home Depot Inc.                COM              437076102     1822    28270 SH       SOLE                     6300             21970
Illinois Tool Works            COM              452308109      245     3000 SH       SOLE                     3000
Int'l Bus Machines             COM              459200101      376     2912 SH       SOLE                                       2912
Intel                          COM              458140100      560     9404 SH       SOLE                     1000              8404
Johnson & Johnson              COM              478160104     1069    10910 SH       SOLE                     4500              6410
KN Energy Inc.                 COM              482620101      756    56500 SH       SOLE                    19650             43600
Kimball Intl CL B              COM              494274103      194    11500 SH       SOLE                     4000              7500
Kimberly-Clark                 COM              494368103     2214    38850 SH       SOLE                    14000             29850
Laclede Gas Co.                COM              505588103      660    28400 SH       SOLE                    18000             22400
Lafarge                        COM              505862102     2247    63400 SH       SOLE                    29600             45800
Mallinckrodt, Inc.             COM              561232109     2086    57350 SH       SOLE                    20500             43850
Mark IV                        COM              570387100      744    35200 SH       SOLE                    14800             20400
Massbank                       COM              576152102      669    17832 SH       SOLE                     4333             13499
Merck & Co.                    COM              589331107     2256    30645 SH       SOLE                    10420             20225
Microsoft                      COM              594918104     2016    22355 SH       SOLE                     4000             18355
Mitchell Energy & Dev B        COM              606592301     1316    71600 SH       SOLE                    23800             62800
Motorola                       COM              620076109      284     3000 SH       SOLE                                       3000
Noble Affiliates               COM              654894104      485    17200 SH       SOLE                     6700             10500
Nthwest Natural Gas            COM              667655104     1903    78875 SH       SOLE                    24400             64475
Ocean Energy Inc.              COM              67481E106      635    66020 SH       SOLE                    19080             46940
Paychex Inc                    COM              704326107      947    29725 SH       SOLE                     2625             27100
Pfizer Inc.                    COM              717081103     1278    11724 SH       SOLE                     4824              6900
Regions Financial              COM              758940100     3316    86260 SH       SOLE                    31270             70290
Rouge Industries CL A          COM              779088103      195    20000 SH       SOLE                    20000             13000
SBC Communications             COM              78387G103      301     5184 SH       SOLE                                       5184
SCANA Corp                     COM              805898103     1706    73000 SH       SOLE                    22800             59200
Santa Fe Snyder Corp.          COM              80218K105     1698   212270 SH       SOLE                    60000            152270
Schering Plough                COM              806605101      224     4262 SH       SOLE                                       4262
Schlumberger Ltd               COM              806857108      863    13550 SH       SOLE                     3000             10550
Sysco                          COM              871829107      794    26627 SH       SOLE                     4000             22627
TCF Financial                  COM              872275102      223     8000 SH       SOLE                     3000              5000
Time Warner                    COM              887315109      404     5560 SH       SOLE                     1560              4000
Travelers PPTY                 COM              893939108     1246    31850 SH       SOLE                     4750             27100
Warner Lambert Co.             COM              934488107      291     4212 SH       SOLE                     3612               600
Williams-Sonoma                COM              969904101      390    11200 SH       SOLE                     4000              7200
Yankee Energy                  COM              984779108     2981    75100 SH       SOLE                    25500             59600
Berkshire Hathaway CL B        COM              084670207     1929      861 SH       SOLE                                        861
Int'l Business Mach            COM              459200101     1856    14358 SH       SOLE                    14358